                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: June 30, 2005

Check here if Amendment [ ]; Amendment Number: _______
This Amendment (Check only one.):    [ ] is a restatement.
                                     [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Javelin Opportunities LP
Address: 7674 W. Lake Mead Blvd
         Suite 230
         Las Vegas, NV  89128

Form 13F File Number:  28-10651

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    Thomas C. Barrow
Title:   Managing Member of the GP
Phone:   (702) 944-1067

Signature, Place, and Date of Signing:

  /s/ Thomas C. Barrow             Las Vegas, NV                7/14/2005
-------------------------      ---------------------       ---------------------
       [Signature]                 [City, State]                  [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

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                              FORM 13F SUMMARY PAGE
Report Summary:

Number of Other Included Managers:                  2

Form 13F Information Table Entry Total:            59

Form 13F Information Table Value Total:      $110,641
                                           (thousands)
List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

No.    Form 13F File Number        Name

1      28-_______________          Javelin Opportunities Fund Offshore, Ltd.

2      28-_______________          Javelin Partners LP

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
                                                  FORM 13F INFORMATION TABLE
------------------------------------------------------------------------------------------------------------------------------------
    COLUMN 1             COLUMN 2         COLUMN 3  COLUMN 4           COLUMN 5            COLUMN 6  COLUMN 7       COLUMN 8
------------------------------------------------------------------------------------------------------------------------------------
                                                                                                                VOTING AUTHORITY
                                                     VALUE    SHRS OR                     INVESTMENT  OTHER   --------------------
 NAME OF ISSUER       TITLE OF CLASS       CUSIP    (x$1000)  PRN AMT   SH/PRN  PUT/CALL  DISCRETION MANAGERS   SOLE   SHARED NONE
------------------------------------------------------------------------------------------------------------------------------------
Alloy Inc               OTC IS           019855105    1784     347000     SH                  SOLE            347000

Ambassadors
 International          OTC IS           023178106    1684     122800     SH                  SOLE            122800

American Italian        OPTION           0270705XE      69      13600             PUT         SOLE             13600

Ameron Inc              COM              030710107     374      10000     SH                  SOLE             10000

Autozone Inc            OPTION           0533326MQ      63      20300             PUT         SOLE             20300

Beauty China
 Holdings Ltd           FOREIGN          6713733      2441    4241800     SH                  SOLE           4241800

BKF Cap Group Inc       COM              05548G102    1213      32000     SH                  SOLE             32000

Calgon Carbon Corp      COM              129603106    2984     337200     SH                  SOLE            337200

Calpine Corp            COM              131347106    1944     571900     SH                  SOLE            571900

Cathay Bancorp Inc      OTC IS           149150104    3532     105200     SH                  SOLE            105200

Cherokee Inc New        OTC IS           16444H102    6387     184500     SH                  SOLE            184500

China Fire Safety
 Enterprises            FOREIGN          6548076      3018   35530000     SH                  SOLE          35530000

China Pete & Chem
 Corp ADR               COM              16941R108    1069      27400     SH                  SOLE             27400

                                                  FORM 13F INFORMATION TABLE
------------------------------------------------------------------------------------------------------------------------------------
    COLUMN 1             COLUMN 2         COLUMN 3  COLUMN 4           COLUMN 5            COLUMN 6  COLUMN 7       COLUMN 8
------------------------------------------------------------------------------------------------------------------------------------
                                                                                                                VOTING AUTHORITY
                                                     VALUE    SHRS OR                     INVESTMENT  OTHER   --------------------
 NAME OF ISSUER       TITLE OF CLASS       CUSIP    (x$1000)  PRN AMT   SH/PRN  PUT/CALL  DISCRETION MANAGERS   SOLE   SHARED NONE
------------------------------------------------------------------------------------------------------------------------------------
Computer Associates     OPTION           2049126ME     121     189000             PUT         SOLE            189000

***Consolidated
 Water Co Inc           OTC IS           G23773107    8252     212800     SH                  SOLE            212800

Cott Corp               OPTION           22163N5VE     237      71800             PUT         SOLE             71800

CVS Corp                OPTION           1266506MJ      40      76600             PUT         SOLE             76600

Design Within Reach
 Inc                    OTC IS           250557105    1935     106900     SH                  SOLE            106900

Draxis Health Inc       OTC IS           26150J101    2130     428500     SH                  SOLE            428500

Equator Exploration
 Inc                    OTC IS           G3084F128    2707     910200     SH                  SOLE            910200

FHB Landcredit and
 Mortgage               FOREIGN          X2408U119     861     122930     SH                  SOLE            122930

Fu Ji Food and
 Catering               OTC IS           G3685B104    4056    4230000     SH                  SOLE           4230000

Garmin Ltd              OPTION           G372605VI     145      30300             PUT         SOLE             30300

Graphisoft NV           FOREIGN          5973743      1064     141358     SH                  SOLE            141358

iBasis Inc              OTC IS           450732102    1526     561100     SH                  SOLE            561100

Ichiyoshi
 Securities Co Ltd      FOREIGN          J2325R104     979     105300     SH                  SOLE            105300

                                                  FORM 13F INFORMATION TABLE
------------------------------------------------------------------------------------------------------------------------------------
    COLUMN 1             COLUMN 2         COLUMN 3  COLUMN 4           COLUMN 5            COLUMN 6  COLUMN 7       COLUMN 8
------------------------------------------------------------------------------------------------------------------------------------
                                                                                                                VOTING AUTHORITY
                                                     VALUE    SHRS OR                     INVESTMENT  OTHER   --------------------
 NAME OF ISSUER       TITLE OF CLASS       CUSIP    (x$1000)  PRN AMT   SH/PRN  PUT/CALL  DISCRETION MANAGERS   SOLE   SHARED NONE
------------------------------------------------------------------------------------------------------------------------------------
iShares Russell         OPTION           4642875WK      96     228200             PUT         SOLE            228200

iShares Tr              COM              464287432    4932      51000     SH                  SOLE             51000

Jakks Pac Inc           OPTION           47012E5UE     180      30000             PUT         SOLE             30000

Jamdat Mobile Inc       COM              47023T100     797      28800     SH                  SOLE             28800

Kyphon Inc              OPTION           5015775XE      40      55000             PUT         SOLE             55000

Leapfrog Enterprises
 Inc                    COM              52186N106    2227     197100     SH                  SOLE            197100

Longs Drug Stores Inc   COM              543162101   11141     258800     SH                  SOLE            258800

MacQuarie Airports      OTC IS           6543628       949     347300     SH                  SOLE            347300

Medis Technologies      OPTION           58500P6MC     377      56000             PUT         SOLE             56000

Navteq Corp             COM              63936L100    1075      28900     SH                  SOLE             28900

Nipponkoa Insurance
 Co Ltd                 OTC IS           J5428G115    1204     185100     SH                  SOLE            185100

NutriSystem Inc         OTC IS           67069D108    2238     151600     SH                  SOLE            151600

OrthoLogic Corp         OTC IS           68750J107    1163     300600     SH                  SOLE            300600

                                                  FORM 13F INFORMATION TABLE
------------------------------------------------------------------------------------------------------------------------------------
    COLUMN 1             COLUMN 2         COLUMN 3  COLUMN 4           COLUMN 5            COLUMN 6  COLUMN 7       COLUMN 8
------------------------------------------------------------------------------------------------------------------------------------
                                                                                                                VOTING AUTHORITY
                                                     VALUE    SHRS OR                     INVESTMENT  OTHER   --------------------
 NAME OF ISSUER       TITLE OF CLASS       CUSIP    (x$1000)  PRN AMT   SH/PRN  PUT/CALL  DISCRETION MANAGERS   SOLE   SHARED NONE
------------------------------------------------------------------------------------------------------------------------------------
Peets Coffee and Tea
 Inc                    OTC IS           705560100    2944      89100     SH                  SOLE             89100

Petrochina Co Ltd ADS   OTC IS           71646E100    3863      52600     SH                  SOLE             52600

Polaris Industries      OPTION           7310685UL     197      28000             PUT         SOLE             28000

Regional Bk Hold        OPTION           75902E5TG      33      11800             PUT         SOLE             11800

Ritchie Bros
 Auctioneers            COM              767744105    3416      88600     SH                  SOLE             88600

Sa Sa International
 Ord HK                 FOREIGN          6003401       846    1730300     SH                  SOLE           1730300

Sierra Pacific
 Resources              COM              826428104    1432     115000     SH                  SOLE            115000

Smedvig  Nok1.5 Ser A   FOREIGN          R80454102    1341      66100     SH                  SOLE             66100

South Umpqua State
 Bank                   OTC IS           904214103     953      40500     SH                  SOLE             40500

Station Casinos Inc     COM              857689103    3400      51200     SH                  SOLE             51200

Station Casinos Inc     OPTION           8576896ML     136      51200             PUT         SOLE             51200

Symyx Technologies
 Inc                    OTC IS           87155S108    1782      63700     SH                  SOLE             63700

Symyx Technologies
 Inc                    OPTION           87155S5JF      49      31800             CALL        SOLE             31800

                                                  FORM 13F INFORMATION TABLE
------------------------------------------------------------------------------------------------------------------------------------
    COLUMN 1             COLUMN 2         COLUMN 3  COLUMN 4           COLUMN 5            COLUMN 6  COLUMN 7       COLUMN 8
------------------------------------------------------------------------------------------------------------------------------------
                                                                                                                VOTING AUTHORITY
                                                     VALUE    SHRS OR                     INVESTMENT  OTHER   --------------------
 NAME OF ISSUER       TITLE OF CLASS       CUSIP    (x$1000)  PRN AMT   SH/PRN  PUT/CALL  DISCRETION MANAGERS   SOLE   SHARED NONE
------------------------------------------------------------------------------------------------------------------------------------
Sysmex Corp             FOREIGN          6883807      1010      15500     SH                  SOLE             15500

Tai Ping Carpets
 Intl Ltd               FOREIGN          G8659F106      65     398000     SH                  SOLE            398000

Tejon Ranch Co          COM              879080109    3927      76300     SH                  SOLE             76300

True Religion
 Apparel Inc            OTC IS           89784N104    2256     164700     SH                  SOLE            164700

Vanguard Response
 Systems                OTC IS           2184054      1808     548200     SH                  SOLE            548200

WPT Enterprises         OTC IS           98211W108    3251     166800     SH                  SOLE            166800

Zions Bancorporation    OTC IS           989701107     897      12200     SH                  SOLE             12200